INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income tax expense and the amount computed by applying the statutory income tax rate to the income before income tax provision is as follows:
	Year Ended December 31
	2014	2013	2012
	US$	US$	US$
Income tax provision (benefit) computed at statutory rate	(108,715)	515,658	852,640
Others	58,724	6,621	10,155
	(49,991)	522,279	862,795

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Provision (Benefit) for income taxes consists of:

	Year Ended December 31
	2014	2013	2012
	US$	US$	US$
Current provision	233,883	524,977	862,795
Deferred provision (benefit)	(283,874)	(2,698)	-
Total provision (benefit) for income taxes	(49,991)	522,279	862,795